Accounts Receivable, Net (Details) - USD ($)	Apr. 10, 2026	Dec. 31, 2025	Dec. 31, 2024
Accounts Receivable, Net [Line Items]
Unbilled accounts receivable		$ 8,472,637	$ 11,973,816
Accounts Receivable [Member]
Accounts Receivable, Net [Line Items]
Percentage of billed accounts receivable		3.80%
Accounts Receivable [Member] | Forecast [Member]
Accounts Receivable, Net [Line Items]
Total account receivable	$ 800,000
Account Receivable Billed [Member]
Accounts Receivable, Net [Line Items]
Percentage of billed accounts receivable		3.50%
Account Receivable UnBilled [Member]
Accounts Receivable, Net [Line Items]
Percentage of billed accounts receivable		4.20%